Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Weighted average term	1 year 9 months 18 days	2 years 7 months 6 days
Discount rate	4.70%	4.75%
Operating Lease, Cost	¥ 193,300	¥ 198,700	¥ 275,100
Operating Leases [Abstract]
2025	194,625
2026	129,023
2027	1,637
Total future lease payments	325,285
Impact of discounting remaining lease payments	14,246
Total lease liabilities	¥ 311,039
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total lease liabilities	Total lease liabilities